UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-06211

Name of Fund: Ready Assets U.S. Treasury Money Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S. Treasury Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 04/30/2016

Item 1 – Report to Stockholders

APRIL 30, 2016

ANNUAL REPORT

BlackRock Summit Cash Reserves Fund  |  of BlackRock Financial Institutions Series Trust

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S.A. Government Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	ANNUAL REPORT	APRIL 30, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Risk assets (such as equities and high yield bonds) suffered in this environment.

After a painful start to the new year, fears of a global recession began to fade as the first quarter wore on, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year brought valuations to more reasonable levels, creating some appealing entry points for investors in 2016. Nonetheless, slow but relatively stable growth in the United States is countered by a less optimistic global economic outlook and uncertainties around the efficacy of China’s policy response, the potential consequences of negative interest rates in Europe and Japan, and a host of geopolitical risks.

For the 12 months ended April 30, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.43%	1.21%
U.S. small cap equities (Russell 2000® Index)	(1.90)	(5.94)
International equities (MSCI Europe, Australasia, Far East Index)	(3.07)	(9.32)
Emerging market equities (MSCI Emerging Markets Index)	(0.13)	(17.87)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.14	0.15
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.76	3.74
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.82	2.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	5.16
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.38	(1.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended April 30, 2016

After seven years of near-zero interest rate policy, the Federal Open Market Committee (the “FOMC”) in a unanimous decision raised the target range for the federal funds rate by 25 basis points (0.25%) to 0.25-0.50% at its December 2015 meeting. The FOMC was clear in its expectation that the future removal of monetary accommodation would likely be gradual and dependent on incoming data. Following broader financial market turmoil in early 2016, the FOMC left rates unchanged for the remainder of the 12-month period ended April 30, 2016 and tempered its outlook for the future path of interest rates.

We believe at least one 25 basis point (0.25%) rate hike in 2016 is possible should recent upward pressure on inflation prove lasting and labor market and financial conditions remain supportive of such an action. This possibility, combined with the expectation that money market reform to be implemented in 2016 may cause a shift in flows from prime to government money funds, is likely to keep demand skewed toward shorter tenors in fixed rate securities as investors maintain a defensive posture.

In the Eurozone, the European Central Bank (“ECB”) provided additional stimulus on multiple occasions during the period. The deposit rate was reduced by 20 basis points (0.20%) to a negative 0.40%, while the refinancing and marginal lending rates were each lowered by five basis points (0.05%) to 0.00% and 0.25%, respectively. The size and scope of the ECB’s bond-buying program were also expanded, with the inclusion of non-financial Eurozone corporate bonds. At the ECB’s most recent meeting, President Draghi offered guidance that rates would stay low (or move lower) for an extended period of time.

The Bank of England left its benchmark rate unchanged at 0.50%. On June 23, 2016, the United Kingdom will vote on its continued membership or a “Brexit” from the European Union. The upcoming referendum has been a key focus for investors and has served as a deterrent to the further normalization of monetary policy.

London Interbank Offered Rates (“LIBOR”) moved higher over the period as a result of the hike in rates by the FOMC and speculation of another possible rate hike from the FOMC later this year. The benchmark three-month LIBOR ended the period at 0.637%, which is just over 41 basis points (0.41%) higher than it had been 12 months prior.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	ANNUAL REPORT	APRIL 30, 2016

Fund Information as of April 30, 2016

BlackRock Summit Cash Reserves Fund

BlackRock Summit Cash Reserves Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

The Board of Trustees of the Fund approved changes to the Fund’s principal investment strategies. Under its new principal investment strategies, the Fund will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on January 4, 2016.

	7-Day SEC Yields	7-Day Yields
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	66%
Repurchase Agreements	29
U.S. Treasury Obligations	5

Total	100%

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S. Treasury Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

The Board of Trustees of the Fund approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on October 1, 2015.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S. Treasury Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	99%
Other Assets Less Liabilities	1

Total	100%

Ready Assets U.S.A. Government Money Fund

Ready Assets U.S.A. Government Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity available from investing in a diversified portfolio of short-term securities, including variable rate securities, that are direct U.S. Government obligations, and repurchase agreements pertaining to such securities with banks and securities dealers.

The Board of Trustees of the Fund approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on October 1, 2015.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S.A. Government Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	59%
Repurchase Agreements	39
Other Assets Less Liabilities	2

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

ANNUAL REPORT	APRIL 30, 2016	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2015 and held through April 30, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Summit Cash Reserves Fund
Investor A	$1,000.00	$1,000.00	$1.69	$1,000.00	$1,023.17	$1.71	0.34%
Investor B	$1,000.00	$1,000.00	$1.64	$1,000.00	$1,023.22	$1.66	0.33%
Ready Assets U.S. Treasury Money Fund	$1,000.00	$1,000.10	$1.19	$1,000.00	$1,023.67	$1.21	0.24%
Ready Assets U.S.A. Government Money Fund	$1,000.00	$1,000.00	$1.34	$1,000.00	$1,023.52	$1.36	0.27%

[1]

For each Fund, and each share class, if applicable, expenses are equal to the annualized net expense ratio for the Fund or class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

6	ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments April 30, 2016	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae:
0.40%, 6/16/16 (a)	$500	$499,744
0.39%, 7/11/16 (a)	1,000	999,231
0.46%, 7/20/17 (b)	1,000	999,937
0.45%, 8/16/17 (b)	1,000	999,869
0.45%, 10/05/17 (b)	750	749,836
Fannie Mae Discount Notes, 0.53%, 7/13/16 (a)	1,500	1,498,388
Federal Farm Credit Bank:
0.40%, 9/29/16 (a)	850	848,574
0.44%, 11/10/16 (b)	1,000	999,947
0.46%, 3/16/17 (b)	1,000	999,821
0.57%, 4/24/17 (b)	500	499,974
0.51%, 11/20/17 (b)	500	499,961
0.47%, 11/22/17 (b)	1,000	999,841
Federal Home Loan Bank:
0.41%, 5/04/16 (a)	755	754,974
0.39%, 5/11/16 (a)	1,000	999,892
0.39%, 5/26/16 - 6/10/16 (a)	3,000	2,998,884
0.40%, 6/01/16 - 6/03/16 (a)	2,520	2,519,088
0.40%, 6/01/16 (a)	4,070	4,068,616
0.25%, 6/03/16 (a)	825	824,811
0.37%, 6/22/16 (a)	680	679,637
0.34%, 7/05/16 - 7/27/16 (a)	4,800	4,796,467
0.49%, 8/10/16 (a)	3,000	2,995,876
0.50%, 9/19/16 - 9/27/16 (a)	2,500	2,494,994
0.51%, 9/23/16 (a)	1,000	997,946
0.46%, 10/07/16 - 10/28/16 (a)	2,165	2,160,323
0.45%, 10/11/16	640	639,892
0.46%, 10/21/16 (a)	600	598,691
0.58%, 11/25/16 (b)	1,000	1,000,000
0.58%, 12/23/16 (a)	505	503,080
0.59%, 1/06/17 (b)	1,000	1,000,000
0.49%, 2/07/17 (b)	500	499,939
0.55%, 4/05/17 - 10/27/17 (b)	1,615	1,615,000
Federal Home Loan Bank Discount Notes, 0.34%, 7/22/16 (a)	1,345	1,343,943
Freddie Mac:
0.40%, 5/12/16 - 6/16/16 (a)	1,885	1,884,575
0.44%, 6/02/16 (a)	1,500	1,499,413
0.39%, 7/05/16 (a)	1,500	1,498,944
0.37%, 7/06/16 (a)	1,500	1,498,982
0.43%, 7/13/16 - 9/12/16 (a)	2,430	2,426,839
0.57%, 7/21/17 (b)	1,000	999,874
Freddie Mac Discount Notes (a):
0.38%, 7/07/16	1,000	999,293
0.46%, 7/22/16	2,000	1,997,904
Total U.S. Government Sponsored Agency Obligations — 65.6%		56,893,000

U.S. Treasury Obligations
U.S. Treasury Bills, 0.60%, 6/16/16 (a)	1,000	999,253
U.S. Treasury Notes:
0.38%, 5/31/16	1,000	999,970
0.30%, 10/31/16 (b)	1,000	1,000,000
0.42%, 10/31/17 (b)	1,219	1,218,140
Total U.S. Treasury Obligations — 4.9%		4,217,363

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.28%, 5/02/16 (Purchased on 4/28/16 to be repurchased at $1,000,031, collateralized by a Corporate Debt/Obligation, 1.63%, due 7/31/20, original par and fair value of $999,400 and $1,020,080, respectively)	$1,000	$1,000,000
BNP Paribas Securities Corp., 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $3,000,075 collateralized by various Corporate Debt/Obligations, 0.96% to 5.50%, due 1/01/37 to 9/01/45, original par and fair values of $7,376,439 and $3,090,014, respectively)	3,000	3,000,000
BNP Paribas Securities Corp., 0.27%, 5/05/16 (Purchased on 4/28/16 to be repurchased at $1,000,053, collateralized by various Corporate Debt/Obligations, 0.75% to 1.50%, due 2/28/19 to 2/15/45, original par and fair values of $1,053,200 and $1,020,076, respectively)	1,000	1,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $5,130,170)		5,000,000
J.P. Morgan Securities LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $2,000,048, collateralized by a Corporate Debt/Obligation, 2.00%, due 11/30/20, original par and fair value of $1,965,000 and $2,044,467, respectively)	2,000	2,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $2,044,467)		2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $2,000,047 collateralized by a Corporate Debt/Obligation, 3.75%, due 11/15/43, original par and fair value of $1,642,400 and $2,040,028, respectively)	2,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $1,000,025 collateralized by a Corporate Debt/Obligation, 1.68%, due 8/25/41, original par and fair value of $10,923,140 and $1,020,000, respectively)	1,000	1,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $3,060,028)		3,000,000
Mizuho Securities USA, Inc., 0.33%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $2,000,055, collateralized by a Corporate Debt/Obligation, 3.63%, due 2/15/21, original par and fair value of $1,828,800 and $2,040,016, respectively)	2,000	2,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $2,040,016)		2,000,000
RBC Capital Markets LLC, 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $1,000,023 collateralized by a Corporate Debt/Obligation, 1.38%, due 9/30/18, original par and fair value of $1,006,700 and $1,020,028, respectively)	1,000	1,000,000

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2016	7

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $1,000,024 collateralized by various Corporate Debt/Obligations, 0.00% to 6.16%, due 3/01/29 to 2/01/46, original par and fair values of $1,732,629 and $1,050,696, respectively)	$1,000	$1,000,000
Total Value of RBC Capital Markets LLC (collateral value of $2,070,724)		2,000,000
Societe Generale SA, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $4,677,113, collateralized by various Corporate Debt/Obligations, 0.00% to 8.13%, due 2/28/21 to 5/15/44, original par and fair values of $7,232,022 and $4,770,540, respectively)	4,677	4,677,000
Societe Generale SA, 0.33%, 5/02/16 (Purchased on 4/04/16 to be repurchased at $1,000,257, collateralized by various Corporate Debt/Obligations, 0.63% to 3.63%, due 7/15/16 to 2/15/44, original par and fair values of $917,100 and $1,020,023, respectively) (c)	1,000	1,000,000
Societe Generale SA, 0.34%, 5/04/16 (Purchased on 4/04/16 to be repurchased at $1,000,283, collateralized by various Corporate Debt/Obligations, 0.00% to 2.75%, due 7/15/16 to 2/15/41, original par and fair values of $1,022,400 and $1,020,045, respectively) (c)	1,000	1,000,000

Repurchase Agreements	Par (000)	Value
Societe Generale SA, 0.32%, 5/06/16 (Purchased on 4/07/16 to be repurchased at $2,000,516, collateralized by various Corporate Debt/Obligations, 0.00% to 2.75%, due 7/15/16 to 8/15/41, original par and fair values of $1,869,547 and $2,040,000, respectively) (c)	$2,000	$2,000,000
Total Value of Societe Generale SA (collateral value of $8,850,608)		8,677,000
TD Securities (USA) LLC, 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $1,000,023 collateralized by a Corporate Debt/Obligation, 1.38%, due 8/31/20, original par and fair value of $1,011,500 and $1,020,049, respectively)	1,000	1,000,000
TD Securities (USA) LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $2,000,048 collateralized by a Corporate Debt/Obligation, 0.63%, due 9/30/17, original par and fair value of $2,041,100 and $2,040,029, respectively)	2,000	2,000,000
Total Value of TD Securities (USA) LLC (collateral value of $3,060,078)		3,000,000
Total Repurchase Agreements — 29.6%		25,677,000
Total Investments (Cost — $86,787,363*) — 100.1%		86,787,363
Liabilities in Excess of Other Assets — (0.1)%		(123,612)

Net Assets — 100.0%		$86,663,751

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments[1]	—	$86,787,363	—	$86,787,363
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $654 is categorized as Level 1 within the disclosure hierarchy.

During the year ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

8	ANNUAL REPORT	APRIL 30, 2016

Schedule of Investments April 30, 2016	Ready Assets U.S. Treasury Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.19% - 0.36%, 5/05/16	$15,171	$15,170,466
0.30% - 0.32%, 5/12/16	5,410	5,409,501
0.18%, 5/19/16	6,000	5,999,475
0.19%, 5/26/16	35,000	34,995,382
0.32% - 0.54%, 6/09/16	7,000	6,996,452
0.34% - 0.60%, 6/16/16	8,600	8,595,360
0.30% - 0.52%, 6/23/16	3,000	2,998,359
0.56%, 6/30/16	1,330	1,328,781
0.52%, 7/07/16	3,000	2,997,125
0.48%, 7/14/16	3,000	2,997,102
0.22% - 0.38%, 7/21/16	6,415	6,411,684
0.46% - 0.47%, 8/04/16	4,000	3,995,129
0.43%, 8/18/16	2,300	2,297,037
0.47%, 8/25/16	3,000	2,995,553
0.49%, 9/08/16	1,000	998,261
0.52%, 9/15/16	3,000	2,994,177
0.48%, 9/29/16	2,000	1,996,015

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a) (continued):
0.41%, 10/27/16	$5,000	$4,990,056
0.62%, 4/27/17	900	894,540
U.S. Treasury Notes:
0.38% - 3.25%, 5/31/16	18,991	19,033,401
0.50% - 1.50%, 7/31/16	4,585	4,587,115
0.63%, 8/15/16	710	710,639
3.00%, 8/31/16	2,390	2,411,143
0.30%, 10/31/16 (b)	925	924,732
0.32%, 4/30/17 (b)	5,754	5,753,394
0.33%, 7/31/17 (b)	8,500	8,493,936
0.42%, 10/31/17 (b)	2,158	2,155,769
Total Investments (Cost — $159,130,584*) — 98.7%		159,130,584
Other Assets Less Liabilities — 1.3%		2,048,339

Net Assets — 100.0%		$161,178,923

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments	—	$159,130,584	—	$159,130,584

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $153,864 is categorized as level 1 within the disclosure hierarchy.

During the year ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2016	9

Schedule of Investments April 30, 2016	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.34% - 0.36%, 5/05/16	$8,000	$7,999,692
0.32% - 0.54%, 6/09/16	7,645	7,641,956
0.34% - 0.59%, 6/16/16	3,920	3,917,683
0.32%, 6/23/16	1,000	999,539
0.48%, 9/01/16	2,000	1,996,795
0.48%, 9/08/16	3,000	2,994,935
0.48%, 9/29/16	3,000	2,994,023
0.36%, 10/13/16	1,000	998,396
0.36%, 10/20/16	1,000	998,328
U.S. Treasury Notes:
0.25%, 5/15/16	1,495	1,494,985
0.38% - 3.25%, 5/31/16	3,120	3,121,160
3.00%, 8/31/16	965	973,537
0.32%, 4/30/17 (b)	3,065	3,064,813
Total U.S. Treasury Obligations — 59.4%		39,195,842

Repurchase Agreements
BNP Paribas Securities Corp., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $13,615,318, collateralized by various U.S. Treasury Obligations, 0.00% to 2.13%, due 10/13/16 to 5/15/29, original par and fair values of $14,936,416 and $13,887,300, respectively)	13,615	13,615,000
Total Value of BNP Paribas Securities Corp. (collateral value of $13,887,300)		13,615,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.28%, 5/03/16 (Purchased on 4/26/16 to be repurchased at $1,000,054, collateralized by a U.S. Treasury Obligation, 1.38%, due 8/31/20, original par and fair value of $1,011,500 and $1,020,049, respectively) (c)	$1,000	$1,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $1,020,049)		1,000,000
HSBC Securities (USA), Inc., 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $4,000,090, collateralized by a U.S. Treasury Obligation, 3.38%, due 5/15/44, original par and fair value of $3,525,000 and $4,083,894, respectively) (b)	4,000	4,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $4,083,894)		4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $7,000,163, collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/43, original par and fair value of $5,748,400 and $7,140,097, respectively)	7,000	7,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $7,140,097)		7,000,000
Total Repurchase Agreements — 38.9%		25,615,000
Total Investments (Cost — $64,810,842*) — 98.3%		64,810,842
Other Assets Less Liabilities — 1.7%		1,138,176

Net Assets — 100.0%		$65,949,018

Notes to Schedule of Investments

*	Cost for federal income tax purposes

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments[1]	—	$64,810,842	—	$64,810,842
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $2,048 is categorized as Level 1 within the disclosure hierarchy.

During the year ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

10	ANNUAL REPORT	APRIL 30, 2016

Statements of Assets and Liabilities

April 30, 2016	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund

Assets
Investments at value — unaffiliated[1]	$61,110,363	$159,130,584	$39,195,842
Repurchase agreements at value[2]	25,677,000	—	25,615,000
Cash	654	153,864	2,048
Receivables:
Capital shares sold	81,420	125,000	804,068
From the Manager	17,105	—	4,416
Interest	9,125	283,545	22,888
Investments sold	—	1,719,000	1,130,000
Prepaid expenses	16,736	20,795	15,016

Total assets	86,912,403	161,432,788	66,789,278

Liabilities
Payables:
Capital shares redeemed	159,627	139,738	755,024
Service and distribution fees	—	7,469	—
Investment advisory fees	3,452	16,757	—
Officer’s and Trustees’ fees	2,602	3,132	2,826
Other affiliates	208	452	193
Other accrued expenses	82,763	86,317	82,217

Total liabilities	248,652	253,865	840,260

Net Assets	$86,663,751	$161,178,923	$65,949,018

Net Assets Consist of
Paid-in capital	$86,663,556	$161,171,895	$65,943,982
Accumulated net realized gain	195	7,028	5,036

Net Assets	$86,663,751	$161,178,923	$65,949,018

Net Asset Value
Investor A — Based on net assets of $63,095,600 and 63,095,122 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—	—

Investor B — Based on net assets of $23,568,151 and 23,567,956 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—	—

Based on net assets of $161,178,923 and 161,171,895 shares outstanding, unlimited number of shares authorized, $0.10 par value	—	$1.00	—

Based on net assets of $65,949,018 and 65,943,982 shares outstanding, unlimited number of shares authorized, $0.10 par value	—	—	$1.00

[1] Investments at cost — unaffiliated	$61,110,363	$159,130,584	$39,195,842
[2] Repurchase agreements at cost	$25,677,000	—	$25,615,000

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2016	11

Statements of Operations

Year Ended April 30, 2016	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund

Investment Income
Interest	$229,543	$247,489	$124,799

Expenses
Investment advisory	377,849	853,921	313,657
Service and distribution	—	214,242	87,493
Service and distribution — class specific	145,570	—	—
Professional	73,824	80,814	77,694
Registration	52,793	40,003	33,534
Transfer agent	—	38,850	49,362
Transfer agent — class specific	43,737	—	—
Custodian	20,305	7,918	18,517
Printing	19,608	19,878	18,918
Officer and Trustees	9,972	12,450	9,972
Accounting services	8,820	15,138	9,120
Miscellaneous	24,999	13,996	13,009

Total expenses	777,477	1,297,210	631,276
Less:
Fees waived by the Manager	(332,675)	(781,149)	(313,458)
Service and distribution fees waived and/or reimbursed	—	(197,570)	(87,493)
Service and distribution fees waived and/or reimbursed — class specific	(145,570)	—	—
Other expenses reimbursed	(25,966)	(71,043)	(105,521)
Transfer agent fees reimbursed — class specific	(43,737)	—	—
Fees paid indirectly	(19)	(28)	(31)

Total expenses after fees waived and/or reimbursed and paid indirectly	229,510	247,420	124,773

Net investment income	33	69	26

Realized Gain
Net realized gain from investments	407	16,392	6,978

Net Increase in Net Assets Resulting from Operations	$440	$16,461	$7,004

See Notes to Financial Statements.

12	ANNUAL REPORT	APRIL 30, 2016

Statements of Changes in Net Assets

	BlackRock Summit Cash Reserves Fund
	Year Ended April 30,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$33	$27
Net realized gain	407	2,809

Net increase in net assets resulting from operations	440	2,836

Distributions to Shareholders[1]
From net investment income:
Investor A	(25)	(29)
Investor B	(8)	(8)
From net realized gain:
Investor A	(1,040)	(1,917)
Investor B	(448)	(443)

Decrease in net assets resulting from distributions to shareholders	(1,521)	(2,397)

Capital Transactions
Net increase (decrease) in net assets derived from capital transactions	29,828,695	(2,762,177)[2]

Net Assets
Total increase (decrease) in net assets	29,827,614	(2,761,738)
Beginning of year	56,836,137	59,597,875

End of year	$86,663,751	$56,836,137

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

[2]	Includes low balance fees received by the Fund. Not including these fees, the net decrease in capital shares was $(2,762,337) for April 30, 2015.

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2016	13

Statements of Changes in Net Assets

	Ready Assets U.S. Treasury Money Fund		Ready Assets U.S.A. Government Money Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$69	$68	$26	$26
Net realized gain	16,392	6,866	6,978	1,767

Net increase in net assets resulting from operations	16,461	6,934	7,004	1,793

Distributions to Shareholders[1]
From net investment income	(69)	(92)	(26)	(46)
From net realized gain	(14,722)	(4,662)	(3,128)	(1,517)

Decrease in net assets resulting from distributions to shareholders	(14,791)	(4,754)	(3,154)	(1,563)

Capital Transactions
Net proceeds from sale of shares	56,276,067	50,302,814	124,576,143	158,072,699
Reinvestment of distributions	14,748	4,707	3,132	1,537
Cost of shares redeemed	(70,687,456)	(80,753,527)	(131,722,272)	(163,560,128)

Net decrease in net assets derived from capital transactions	(14,396,641)	(30,446,006)	(7,142,997)	(5,485,892)

Net Assets
Total decrease in net assets	(14,394,971)	(30,443,826)	(7,139,147)	(5,485,662)
Beginning of year	175,573,894	206,017,720	73,088,165	78,573,827

End of year	$161,178,923	$175,573,894	$65,949,018	$73,088,165

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

14	ANNUAL REPORT	APRIL 30, 2016

Financial Highlights	BlackRock Summit Cash Reserves Fund

	Investor A
	Year Ended April 30,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.84%	0.89%	0.84%	0.86%	0.85%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%	0.23%	0.23%	0.30%	0.27%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$63,096	$44,942	$45,675	$44,976	$48,172

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than ($0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2016	15

Financial Highlights (concluded)	BlackRock Summit Cash Reserves Fund

	Investor B
	Year Ended April 30,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.59%	1.67%	1.62%	1.63%	1.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.23%	0.23%	0.30%	0.27%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$23,568	$11,894	$13,923	$13,881	$18,862

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than ($0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

16	ANNUAL REPORT	APRIL 30, 2016

Financial Highlights	Ready Assets U.S. Treasury Money Fund

	Year Ended April 30,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000	[1]

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.01%	0.00%	0.00%

Ratio to Average Net Assets
Total expenses	0.76%	0.73%	0.71%	0.69%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%	0.04%	0.06%	0.10%	0.04%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$161,179	$175,574	$206,018	$263,676	$364,156

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

ANNUAL REPORT	APRIL 30, 2016	17

Financial Highlights	Ready Assets U.S.A. Government Money Fund

	Year Ended April 30,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000	[1]

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.01%	0.00%	0.00%

Ratio to Average Net Assets
Total expenses	0.91%	0.86%	0.84%	0.84%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.07%	0.07%	0.17%	0.11%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$65,949	$73,088	$78,574	$95,868	$84,808

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

18	ANNUAL REPORT	APRIL 30, 2016

Notes to Financial Statements

1. Organization:

BlackRock Financial Institutions Series Trust (the “Trust”) of which BlackRock Summit Cash Reserves is a series, Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each of the Trust, Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A Government Money Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Summit Cash Reserves Fund	Summit Cash	Diversified
Ready Assets U.S. Treasury Money Fund	U.S. Treasury	Diversified
Ready Assets U.S.A. Government Money Fund	U.S.A. Government	Diversified

The Investor A and Investor B Shares of Summit Cash have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholding servicing and distribution of such shares, and may be subject to a contingent deferred sales charge (“CDSC”). Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The Board of Summit Cash approved changes to the Fund’s principal investment strategies. Under its new principal investment strategies, the Fund will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on January 4, 2016.

Effective October 1, 2015, U.S. Treasury and U.S.A. Government meet the definition of a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to Summit Cash and other shared expenses prorated to Summit Cash are allocated daily to each class based on its relative net assets or other appropriate methods.

ANNUAL REPORT	APRIL 30, 2016	19

Notes to Financial Statements (continued)

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repo arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

20	ANNUAL REPORT	APRIL 30, 2016

Notes to Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

U.S. Treasury, U.S.A. Government and the Trust, on behalf of Summit Cash, each entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets, based on the following annual rates:

	Summit Cash	U.S. Treasury	U.S.A. Government
Investment advisory fee	0.50%	0.50%	0.45%

Service and Distribution Fees

U.S. Treasury and U.S.A. Government each entered into a Distribution Agreement and a Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. The Trust, on behalf of Summit Cash, entered into a Distribution Agreement and Distribution Plan for Investor B Shares with BRIL. Pursuant to the Shareholder Servicing and Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Funds as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Fund Level	—	0.125%	0.125%
Investor A	—	—	—
Investor B	0.75%	—	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates (reimburses, in the case of U.S. Treasury and U.S.A. Government) BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended April 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of Summit Cash:

	Investor A	Investor B	Total
Summit Cash	—	$145,570	$145,570

Transfer Agent

For the year ended April 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of Summit Cash:

	Investor A	Investor B	Total
Summit Cash	$30,998	$12,739	$43,737

The Manager maintains a call center, which is responsible for providing certain shareholder services to Summit Cash, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended April 30, 2016, Summit Cash reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Investor A	$396
Investor B	$104

Other Fees

For the year ended April 30, 2016, affiliates of Summit Cash received CDSCs as follows:

Investor A	$21,763
Investor B	$10,418

ANNUAL REPORT	APRIL 30, 2016	21

Notes to Financial Statements (continued)

Waivers and Reimbursements

The Manager, with respect to U.S. Treasury, voluntarily agreed to waive 0.35% of its investment advisory fee, resulting in an annual fee of 0.15% of the average daily net assets of the Fund. The Manager may discontinue or reduce this waiver at any time without notice. For the year ended April 30, 2016, the Manager waived $597,744 pursuant to this agreement, which is included in fees waived by the Manager in the Statements of Operations.

The Manager and BRIL voluntarily agreed to waive a portion of their respective management and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, service and distribution fees waived and/or reimbursed – class specific, transfer agent fees reimbursed – class specific and other expenses reimbursed. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.

In addition, the Funds had a waiver of investment advisory fees, which are included in fees waived by the Manager in the Statements of Operations. For the year ended April 30, 2016, the amounts were as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Amounts waived	$332,675	$183,405	$313,458

Class specific service and distribution fee waivers and/or reimbursements are as follows:

	Investor A	Investor B
Summit Cash	—	$145,570

Class specific transfer agent fee waivers and/or reimbursements are as follows:

	Investor A	Investor B
Summit Cash	—	$43,737

For the year ended April 30, 2016, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Amounts reimbursed	$792	$1,770	$732

Officers and Trustees

Certain officers and/or Trustees of the Trust, U.S. Treasury and U.S.A. Government are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended April 30, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

22	ANNUAL REPORT	APRIL 30, 2016

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

		Summit Cash	U.S. Treasury	U.S.A. Government
Ordinary income	4/30/16	$1,521	$14,515	$3,042
	4/30/15	$2,269	$4,754	$1,563
Long-Term Capital Gain	4/30/16	—	276	112
	4/30/15	128	—	—

Total	4/30/16	$1,521	$14,791	$3,154

	4/30/15	$2,397	$4,754	$1,563

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Undistributed ordinary income	$195	$5,703	$4,122
Undistributed long-term capital gains	—	1,445	914
Net unrealized losses[1]	—	(120)	—

Total	$195	$7,028	$5,036

[1]	The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales.

7. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. The changes may affect a money market fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class of Summit Cash were as follows:

	Year Ended April 30, 2016	Year Ended April 30, 2015
Investor A
Shares sold	52,898,789	31,643,728
Shares issued in reinvestment of distributions	37	63
Shares redeemed	(34,744,057)	(32,377,287)

Net increase (decrease)	18,154,769	(733,496)

ANNUAL REPORT	APRIL 30, 2016	23

Notes to Financial Statements (concluded)

	Year Ended April 30, 2016	Year Ended April 30, 2015
Investor B
Shares sold	36,628,658	9,277,319
Shares issued in reinvestment of distributions	11	25
Shares redeemed	(24,954,743)	(11,306,185)

Net increase (decrease)	11,673,926	(2,028,841)

Total Net Increase (Decrease)	29,828,695	(2,762,337)

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	ANNUAL REPORT	APRIL 30, 2016

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Summit Cash Reserves Fund, Ready Assets U.S. Treasury Money Fund, and Ready Assets U.S.A. Government Money Fund, and to the Board of Trustees of BlackRock Financial Institutions Series Trust, Ready Assets U.S. Treasury Money Fund, and Ready Assets U.S.A. Government Money Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, Ready Assets U.S. Treasury Money Fund, and Ready Assets U.S.A. Government Money Fund (collectively, the “Funds”), as of April 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, Ready Assets U.S. Treasury Money Fund, and Ready Assets U.S.A. Government Money Fund, as of April 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 23, 2016

Important Tax Information (Unaudited)

During the fiscal year ended April 30, 2016, the following information is provided with respect to the ordinary income distributions paid by the Funds.

	BlackRock Summit Cash Reserves	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund
Federal Obligation Interest[1]	0.10%	0.48%	0.56%

Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[2]	100.00%	100.00%	100.00%

Long-Term Capital Gain Distribution Per Share	—	0.000001648	0.000001577

[1]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresidents aliens and foreign corporations.

ANNUAL REPORT	APRIL 30, 2016	25

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/Funds	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 153 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 153 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	33 RICs consisting of 153 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 153 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	33 RICs consisting of 153 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 153 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 153 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 153 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	33 RICs consisting of 153 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 153 Portfolios	None

26	ANNUAL REPORT	APRIL 30, 2016

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/Funds	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[2]
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 153 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	33 RICs consisting of 153 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	33 RICs consisting of 153 Portfolios	None
[1] The address of each Trustee and Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Trust/Funds.

[3]    Date shown is the earliest date a person has served for the Trust/Funds. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s/Funds’ board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[4]
Barbara G. Novick 1960	Trustee and President[5]	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	108 RICs consisting of 228 Portfolios	None
John M. Perlowski 1964	Trustee, President[6] and Chief Executive Officer	Since 2015 (Trustee); Since 2011 (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 326 Portfolios	None

[4]    Mr. Perlowski and Ms. Novick are both “interested persons,” as defined in the 1940 Act, of the Trust/Funds based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

[5] President of the Trust.
[6] President of Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund.

ANNUAL REPORT	APRIL 30, 2016	27

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/Funds	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Trustee, President[3] and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	See Principal Occupations During Past Five Years under Interested Trustees for details.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock since 2016; Director of BlackRock From 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Trustee and Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/Funds serve at the pleasure of the Board.
[3] President of the Funds.
Further information about the Trust’s/Funds’ Officers and Trustees is available in the Trust’s/Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustees of the Trust/Funds.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust/Funds.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust/Funds.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agents BNY Mellon Investment Servicing (US) Inc.[1] Wilmington, DE 19809 Financial Data Services, Inc.[2] Jacksonville, FL 32246	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust/Funds 100 Bellevue Parkway Wilmington, DE 19809

Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

[1]	For BlackRock Summit Cash Reserves Fund.

[2]	For Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund.

28	ANNUAL REPORT	APRIL 30, 2016

Additional Information

Proxy Results

BlackRock Financial Institutions Series Trust

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

Approved the Trustees as follows:

	Votes For	Votes Withheld
David O. Beim	84,206,526	303,365
Susan J. Carter	84,206,526	303,365
Collette Chilton	84,206,526	303,365
Neil A. Cotty	84,206,526	303,365
Matina S. Horner	84,206,526	303,365
Rodney D. Johnson	84,206,526	303,365
Cynthia A. Montgomery	84,206,526	303,365
Joseph P. Platt	84,206,526	303,365
Robert C. Robb, Jr.	84,206,526	303,365
Mark Stalnecker	84,206,526	303,365
Kenneth L. Urish	84,206,526	303,365
Claire A. Walton	84,206,526	303,365
Frederick W. Winter	84,206,526	303,365
Barbara G. Novick	84,206,526	303,365
John M. Perlowski	84,206,526	303,365

Ready Assets U.S. Treasury Money Fund

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Fund.

Approved the Trustees as follows:

	Votes For	Votes Withheld
David O. Beim	156,925,454	10,337,677
Susan J. Carter	156,925,454	10,337,677
Collette Chilton	156,925,454	10,337,677
Neil A. Cotty	156,925,454	10,337,677
Matina S. Horner	156,925,454	10,337,677
Rodney D. Johnson	156,925,454	10,337,677
Cynthia A. Montgomery	156,925,454	10,337,677
Joseph P. Platt	156,925,454	10,337,677
Robert C. Robb, Jr.	156,925,454	10,337,677
Mark Stalnecker	156,925,454	10,337,677
Kenneth L. Urish	156,925,454	10,337,677
Claire A. Walton	156,925,454	10,337,677
Frederick W. Winter	156,925,454	10,337,677
Barbara G. Novick	156,925,454	10,337,677
John M. Perlowski	156,925,454	10,337,677

ANNUAL REPORT	APRIL 30, 2016	29

Additional Information (continued)

Proxy Results (concluded)

Ready Assets U.S.A. Government Money Fund

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Fund.

Approved the Trustees as follows:

	Votes For	Votes Withheld
David O. Beim	69,997,861	16,712
Susan J. Carter	69,816,450	198,123
Collette Chilton	69,997,861	16,712
Neil A. Cotty	69,816,450	198,123
Matina S. Horner	69,816,450	198,123
Rodney D. Johnson	69,816,450	198,123
Cynthia A. Montgomery	69,997,861	16,712
Joseph P. Platt	69,816,450	198,123
Robert C. Robb, Jr.	69,997,861	16,712
Mark Stalnecker	69,997,861	16,712
Kenneth L. Urish	69,997,861	16,712
Claire A. Walton	69,816,450	198,123
Frederick W. Winter	69,997,861	16,712
Barbara G. Novick	69,997,861	16,712
John M. Perlowski	69,816,450	198,123

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, for Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund please call the Transfer Agent at (800) 221-7210 or for BlackRock Summit Cash Reserves Fund please call the Transfer Agent at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling
(800) 626-1960.

30	ANNUAL REPORT	APRIL 30, 2016

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 626-1960; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	APRIL 30, 2016	31

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

SUMMITMM-4/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Ready Assets U.S. Treasury Money Fund	$22,663	$22,663	$0	$0	$9,792	$9,762	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

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(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Ready Assets U.S. Treasury Money Fund	$9,792	$9,792

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

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Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S. Treasury Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: July 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S. Treasury Money Fund

Date: July 1, 2016

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